Investment Risks	Jul. 29, 2026
Polar Capital Emerging Market Stars Fund | Risks Associated with Investing in Equities
Prospectus [Line Items]
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Risks Associated with Investing in Equities. The Fund may invest in equity and equity-related securities traded on recognized stock exchanges and over-the-counter markets. Equity securities will be subject to risks associated with such investments, including fluctuations in market prices, adverse issuer or market information and the fact that equity and equity-related interests are subordinate in the right of payment to other corporate securities, including debt securities. The value of these securities varies with the performance of the respective issuers and movements in the equity markets generally. As a result, the Fund may suffer losses if it invests in equity securities of issuers where performance falls below market expectations or if equity markets in general decline or the Fund has not hedged against such a general decline. Futures and options on futures on equity securities and indices are subject to all the foregoing risks, in addition to the risks particularly associated with futures and derivative contracts.

Polar Capital Emerging Market Stars Fund | ESG Investing Risk
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ESG Investing Risk. The Fund’s consideration of environmental, social and/or governance factors as part of its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such factors in their strategy or investment processes. Additionally, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so. Incorporating ESG factors into investment decision making is qualitative and subjective by nature, and there is no guarantee that the factors considered by the Adviser or any judgment exercised by the Adviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Adviser’s assessment of a company’s ESG practices may change over time.

Polar Capital Emerging Market Stars Fund | Risks Associated with Investing in Emerging Markets
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Risks Associated with Investing in Emerging Markets. The Fund’s investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. In the past, the Public Company Accounting Oversight Board (the “PCAOB”), which regulates auditors of U.S. companies, has been unable to inspect audit work papers in certain foreign countries. Although the PCAOB has secured access to inspect audit work papers in certain countries, that access is subject to continuing cooperation by authorities and could be restricted or revoked. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Polar Capital Emerging Market Stars Fund | Investment in China
Prospectus [Line Items]
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Investment in China: The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Political, regulatory and diplomatic events could have an adverse effect on the Chinese or Hong Kong economies and on investments made through Stock Connect program. Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) potentially higher rates of inflation, (vii) the unavailability of consistently-reliable economic data, (viii) the relatively small size and absence of operating history of many Chinese companies, (ix) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, and the quality of financial information may vary, (x) greater political, economic, social, legal and tax-related uncertainty, (xi) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xii) higher dependence on exports and international trade, (xiii) the risk of increased trade tariffs, embargoes and other trade limitations, (xiv)

restrictions on foreign ownership, and (xv) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Polar Capital Emerging Market Stars Fund | Stock Connect Investing Risk
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Stock Connect Investing Risk. China “A Shares” are equity securities of issuers incorporated in mainland China that are denominated and currently traded in Renminbi (“RMB”) on the Shanghai or Shenzhen Stock Exchanges. Subject to minor exceptions, under current regulations in China, foreign investors, such as the Fund, can invest in A Shares only (i) through certain institutional investors that have obtained a license and quota from the Chinese regulators or (ii) through the Hong Kong-Shanghai Stock Connect or Shenzhen-Hong Kong Stock Connect programs. The Fund will invest in A Shares listed and traded on the SSE or Shenzhen Stock Exchange (“SZSE”) through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Fund’s investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Fund’s investments and returns, including daily limits on net purchases and transfer restrictions. In addition, the Stock Connect program’s trading, clearance and settlement procedures are relatively untested in China, which could pose risks to the Fund. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in Stock Connect A Shares, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

The Stock Connect program will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of A Shares during the time when the Stock Connect program is not trading. Because of the way in which China A shares are held in Stock Connect, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE or the SZSE becomes insolvent. Only certain China A shares are eligible to be accessed through the Stock Connect program. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through the Stock Connect program. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Polar Capital Emerging Market Stars Fund | Variable Interest Entity Risk
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Variable Interest Entity Risk. The Fund may invest in Chinese companies through structures known as variable interest entities (“VIE”), which are designed to provide foreign investors, such as the Fund, with exposure to Chinese companies in sectors in which foreign investment is not permitted. VIE structures provide exposure to Chinese companies through contractual arrangements instead of equity ownership, and therefore VIE structures are subject to risks associated with breach of contractual arrangements, including the difficulty of enforcing any judgments outside the United States, and do not offer the same level of investor protection as direct equity ownership. An investment in a VIE structure also subjects the Fund to the risks associated with the underlying China-based operating company.

Polar Capital Emerging Market Stars Fund | Derivatives Risk
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Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, and counterparty risk.

Polar Capital Emerging Market Stars Fund | Market Risk
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Market Risk. The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.

Polar Capital Emerging Market Stars Fund | Liquidity Risk
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Liquidity Risk. In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Fund’s ability to respond to market movements may be impaired and the Fund may experience adverse price movements upon liquidation of its investments. Settlement of transactions may be subject to delay and administrative uncertainties.

Polar Capital Emerging Market Stars Fund | Counterparty and Third-Party Risk
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Counterparty and Third-Party Risk. Transactions involving a counterparty (including a clearing member or clearing house through which the Fund holds a derivative position) to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Polar Capital Emerging Market Stars Fund | Large Transactions Risk
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Large Transactions Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). The effects of taxable income or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for shareholders who hold Fund shares in a taxable account. Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder transaction, and under such circumstances may be required to maintain a larger cash position than it ordinarily would. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Polar Capital Emerging Market Stars Fund | Management Risk
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Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of the Adviser will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Polar Capital Emerging Market Stars Fund | Risks Associated with Changes to Non-U.S. Tax Laws
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Risks Associated with Changes to Non-U.S. Tax Laws. Fund investors should also consider the possibility of changes to non-U.S. tax laws and regulations (including potential retroactive changes) which may adversely affect certain investments made by the Fund, including as a result of the Action Plan on Base Erosion and Profit Shifting (“BEPS”), which has been developed with the aim of securing revenue by realigning taxation with economic activities and value creation by creating a single set of consensus based international tax rules. As part of the BEPS project, new rules dealing with the operation of double tax treaties, the definition of permanent establishments, interest deductibility and how hybrid instruments and hybrid entities are taxed have been and continue to be introduced. To facilitate implementation of the BEPS project, the Multilateral Convention to Implement Tax Treaty Related Measures to Prevent Base Erosion and Profit Shifting has modified, and continues to modify, a wide range of double tax treaty provisions. In addition, the European Council’s Anti-Tax Avoidance Directive addresses many of the same issues. These initiatives could adversely affect the Fund or certain or all Fund investors, including but not limited to causing additional reporting and disclosure obligations for Fund investors. In addition, there may be changes in the tax laws or interpretations of tax laws in jurisdictions in which the Fund, and/or any entity owned directly or indirectly by the Fund, are established, are operating, are managed, are advised, are promoted or are investing, or in which Fund investors are resident, that are adverse to the Fund, and/or any entities owned directly or indirectly by the Fund and/or the Fund investors. Changes to taxation treaties or interpretations of taxation treaties between one or more such jurisdictions and the countries through which the Fund and/or any entities owned directly or indirectly by the Fund hold investments or in which a Fund investor is resident or the introduction of, or change to, EU Directives (including but not limited to the Anti-Tax Avoidance Directives) may adversely affect the ability of the Fund and/or any entities owned directly or indirectly by the Fund to efficiently realize income or capital gains. Consequently, it is possible that the Fund and/or any entities owned directly or indirectly by the Fund may face unfavorable tax treatment in such jurisdictions that may materially adversely affect the value of the investments held by the Fund and/ or any entities owned directly or indirectly by the Fund or the feasibility of making investments in certain countries.

Polar Capital Emerging Market Stars Fund | Participatory Notes Risk
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Participatory Notes Risk. An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

Polar Capital Emerging Market Stars Fund | Currency Risk
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Risk [Text Block]	Currency Risk. The currencies in which investments are denominated may be unstable, may be subject to significant depreciation and may not be freely convertible.
Polar Capital Emerging Market Stars Fund | Custody Risk
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Custody Risk. In a limited number of markets, particularly in emerging economies, where a no failed trade policy is standard market practice, assets may be assigned, transferred, exchanged or delivered without the prior approval of the depositary or its agent. Once a sale order is placed in relation to assets of the Fund, by virtue of the operation of the settlement system within those markets, those assets will automatically move from custody of the depositary without the need for the prior approval of the depositary. Where this occurs the consideration for those assets is remitted to the entity releasing the assets.

Polar Capital Emerging Market Stars Fund | Cyber Security Risk
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Cyber Security Risk. The Fund and its service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks may result in misappropriation of assets or sensitive information, corruption of data or unavailability of services for intended users. Cyber security incidents affecting the Fund, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Fund’s ability to calculate its NAV; impediments to trading for the Fund’s portfolio; the inability of Shareholders to transact business with the Fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Polar Capital Emerging Market Stars Fund | Focused Investing Risk
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Focused Investing Risk. The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region and may, from time to time, concentrate its investment in a particular issuer or issuers. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

Polar Capital Emerging Market Stars Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money on an investment in the Fund.
Polar Capital Emerging Market Stars Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Polar Capital Emerging Market Stars Fund | Risk Nondiversified Status [Member]
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Risks Associated with Non-Diversification. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than a fund with a greater number of holdings.

Polar Capital International Small Company Fund | Risks Associated with Investing in Equities
Prospectus [Line Items]
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Risks Associated with Investing in Equities. The Fund may invest in equity and equity-related securities traded on recognized stock exchanges and over-the-counter markets. Equity securities will be subject to risks associated with such investments, including fluctuations in market prices, adverse issuer or market information and the fact that equity and equity-related interests are subordinate in the right of payment to other corporate securities, including debt securities. The value of these securities varies with the performance of the respective issuers and movements in the equity markets generally. As a result, the Fund may suffer losses if it invests in equity securities of issuers where performance falls below market expectations or if equity markets in general decline or the Fund has not hedged against such a general decline. Futures and options on futures on equity securities and indices are subject to all the foregoing risks, in addition to the risks particularly associated with futures and derivative contracts.

Polar Capital International Small Company Fund | Derivatives Risk
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Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, and counterparty risk.

Polar Capital International Small Company Fund | Market Risk
Prospectus [Line Items]
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Market Risk. The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.

Polar Capital International Small Company Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Fund’s ability to respond to market movements may be impaired and the Fund may experience adverse price movements upon liquidation of its investments. Settlement of transactions may be subject to delay and administrative uncertainties.

Polar Capital International Small Company Fund | Counterparty and Third-Party Risk
Prospectus [Line Items]
Risk [Text Block]

Counterparty and Third-Party Risk. Transactions involving a counterparty (including a clearing member or clearing house through which the Fund holds a derivative position) to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Polar Capital International Small Company Fund | Large Transactions Risk
Prospectus [Line Items]
Risk [Text Block]

Large Transactions Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for shareholders who hold Fund shares in a taxable account. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Polar Capital International Small Company Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of the Adviser will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Polar Capital International Small Company Fund | Risks Associated with Changes to Non-U.S. Tax Laws
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Changes to Non-U.S. Tax Laws. Fund investors should also consider the possibility of changes to non-U.S. tax laws and regulations (including potential retroactive changes) which may adversely affect certain investments made by the Fund, including as a result of the Action Plan on Base Erosion and Profit Shifting (“BEPS”), which has been developed with the aim of securing revenue by realigning taxation with economic activities and value creation by creating a single set of consensus based international tax rules. As part of the BEPS project, new rules dealing with the operation of double tax treaties, the definition of permanent establishments, interest deductibility and how hybrid instruments and hybrid entities are taxed have been and continue to be introduced. To facilitate implementation of the BEPS project, the Multilateral Convention to Implement Tax Treaty Related Measures to Prevent Base Erosion and Profit Shifting has modified, and continues to modify, a wide range of double tax treaty provisions. In addition, the European Council’s Anti-Tax Avoidance Directive addresses many of the same issues. These initiatives could adversely affect the Fund or certain or all Fund investors, including but not limited to causing additional reporting and disclosure obligations for Fund investors. In addition, there may be changes in the tax laws or interpretations of tax laws in jurisdictions in which the Fund, and/or any entity owned directly or indirectly by the Fund, are established, are operating, are managed, are advised, are promoted or are investing, or in which Fund investors are resident, that are adverse to the Fund, and/or any entities owned directly or indirectly by the Fund and/or the Fund investors. Changes to taxation treaties or interpretations of taxation treaties between one or more such jurisdictions and the countries through which the Fund and/or any entities owned directly or indirectly by the Fund hold investments or in which a Fund investor is resident or the introduction of, or change to, EU Directives (including but not limited to the Anti-Tax Avoidance Directives) may adversely affect the ability of the Fund and/or any entities owned directly or indirectly by the Fund to efficiently realize income or capital gains. Consequently, it is possible that the Fund and/or any entities owned directly or indirectly by the Fund may face unfavorable tax treatment in such jurisdictions that may materially adversely affect the value of the investments held by the Fund and/ or any entities owned directly or indirectly by the Fund or the feasibility of making investments in certain countries.

Polar Capital International Small Company Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The currencies in which investments are denominated may be unstable, may be subject to significant depreciation and may not be freely convertible.
Polar Capital International Small Company Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk. The Fund and its service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks may result in misappropriation of assets or sensitive information, corruption of data or unavailability of services for intended users. Cyber security incidents affecting the Fund, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Fund’s ability to calculate its NAV; impediments to trading for the Fund’s portfolio; the inability of Shareholders to transact business with the Fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Polar Capital International Small Company Fund | Small Companies Risk
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Small Companies Risk. Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Polar Capital International Small Company Fund | Micro-Cap Companies Risk
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Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Polar Capital International Small Company Fund | Non-U.S. Securities Risk
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Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Polar Capital International Small Company Fund | IPO Risk
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IPO Risk. The Fund may purchase securities in Initial Public Offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Polar Capital International Small Company Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money on an investment in the Fund.
Polar Capital International Small Company Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Polar Capital International Small Company Fund | Risk Nondiversified Status [Member]
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Risk [Text Block]

Risks Associated with Non-Diversification. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than a fund with a greater number of holdings.